PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 1,313,913	R$ 1,285,334
Consolidated liability balances of the share compensation plans	126,019	154,689
Current	1,238,452	1,204,183
Non-current	75,461	81,151
Social charges and benefits
Disclosure of personnel, social charges and benefits [Line Items]
Total	614,595	564,001
Profit sharing
Disclosure of personnel, social charges and benefits [Line Items]
Total	514,902	513,862
Salaries and wages
Disclosure of personnel, social charges and benefits [Line Items]
Total	46,747	31,897
Other
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 11,650	R$ 20,885